Cover	Nov. 02, 2023
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A is being filed as Amendment No. 1 (this "Amendment") to the Current Report on Form 8-K of Simon Property Group, Inc. (the "Company") originally field with the Securities and Exchange Commission (the "SEC") on November 8, 2023 (the "Original Filing"). The Amendment is being filed solely to correct the Date of Report on the cover page of the Original Filing. Except as expressly set forth in this Amendment, no other changes have been made to the Original Filing.
Document Period End Date	Nov. 02, 2023
Entity File Number	001-14469
Entity Registrant Name	SIMON PROPERTY GROUP, INC.
Entity Central Index Key	0001063761
Entity Tax Identification Number	04-6268599
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	225 West Washington Street
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46204
City Area Code	317
Local Phone Number	636-1600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, $0.0001 par value
Trading Symbol	SPG
Security Exchange Name	NYSE
Series J Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	83/8% Series J Cumulative Redeemable Preferred Stock, $0.0001 par value
Trading Symbol	SPGJ
Security Exchange Name	NYSE